Other liabilities - Lease liabilities (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous liabilities [abstract]
Lease liabilities	R$ 127,676		R$ 146,705	R$ 137,085
New contracts	3,023	R$ 1,225
Payments of lease liabilities, classified as financing activities	28,548	38,882
Accrued interest	R$ 6,496	R$ 47,277